Long-Term Investments	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investments

Note 6 - Long-Term Investments

Common Stock

The Company holds 6,927 shares of common stock of Boston Systems Private Limited (previously known as Empays Payment Systems India Private Ltd). During the year ended March 31, 2023 the Company fully impaired this investment and recorded an impairment charge of $7. As of March 31, 2024 and 2023, the carrying value of this investment was $0.

10% Cumulative Redeemable Preference Securities

The Company holds 4,500,000 cumulative redeemable preference securities (“CRPS”) of a common control affiliate, Aeries Technology Products and Strategies Private Ltd. The CRPS carry a cumulative dividend of 10% per annum. 3,500,000 CRPS can be redeemed any time before 19 years from the date of issue i.e. June 27, 2017 by giving a 30-day redemption request and 1,000,000 CRPS can be redeemed any time before 20 years from the date of issue i.e. April 7, 2016 by giving a 30-day redemption request. As of March 31, 2024 and 2023, these CRPS held by the Company were classified as a held-to-maturity investment and recorded at amortized cost of $798 and $761, respectively.

0.001% Series-A Redeemable Preference Securities

The Company holds 349,173 Series-A cumulative redeemable preference securities (Series-A RPS) of a common control affiliate, Aeries Financial Technologies Private Ltd. and was recorded as a held-to-maturity investment at amortized cost. The Series-A RPS carries a dividend of 0.001 % per annum. Series-A RPS can be redeemed after 19 years from the date of original issuance with an annualized internal rate of return of 18%. As of March 31, 2024 and 2023, these Series-A RPS held by the Company were classified as a held-to-maturity investment and recorded at amortized cost of $814 and $803, respectively.

A reconciliation from amortized cost basis to net carrying amount is provided below for the Company’s held-to-maturity investments:

	As of March 31,
	2024	2023
Held-to-maturity investments, amortized cost basis (net off expected credit losses)	$815	$955
Interest earned on investments	797	609
Held-to-maturity investments, net carrying amount	$1,612	$1,564